Summary of deferred revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	$ 90	$ 2,949
Total Deferred Revenues Non Current	1,647	1,684
Total Deferred Revenues	1,737	4,633
Novo Nordisk Health Care [member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues		2,914
Total Deferred Revenues Non Current
Total Deferred Revenues		2,914
Pharmanovia [Member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	82
Total Deferred Revenues Non Current	1,528
Total Deferred Revenues	1,610
NK Meditech [member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	8
Total Deferred Revenues Non Current	119	128
Total Deferred Revenues	$ 127	128
Consilient Health [member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues		35
Total Deferred Revenues Non Current		1,556
Total Deferred Revenues		$ 1,591